UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 2054
                                    Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
Check here if Amendment [X]; Amendment Number: 001

This Amendment (Check only one.):[X] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Emmett M. Murphy
Address:      201 Main Street, Suite 1555
              Fort Worth, Texas 76102


13F File Number:  28-11325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Emmett M. Murphy
Title:     President
Phone:     817-335-1145

Signature, Place, and Date of Signing:

Emmett M. Murphy, Fort Worth, Texas October 14, 2008

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 28

Form 13F Information Table Value Total:  $79,053 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                         FORM 13F INFORMATION TABLE
                                                          VALUE    SHRS OR  SH/ PUT/ INVSTMT OTHER          VOTING   AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DISCRTN MANAGERS     SOLE     SHARED   NONE

*** BARRICK GOLD CORP         COMMON            067901108   1470  40000       SH       SOLE                 40000       0     0
*** GOLDCORP INC              COMMON            380956409   1265  40000       SH       SOLE                 40000       0     0
*** MILLICOM INTERNATIONAL    OTC IS            L6388F110   3083  44900       SH       SOLE                 44900       0     0
YAMANA GOLD INC.              OTC IS            98462Y100   1250  150000      SH       SOLE                 150000      0     0
ACCELRYS INC.                 OTC IS            00430U103   430   78400       SH       SOLE                 78400       0     0
AMERICAN COMMERCIAL LINES     COMMON            025195207   1064  100000      SH       SOLE                 100000      0     0
ASPENBIO PHARMA INC           OTC IS            045346103   2585  414232      SH       SOLE                 414232      0     0
CASH AMERICA INVESTMENTS INC  COMMON            14754D100   7182  199285      SH       SOLE                 199285      0     0
CECO ENVIRONMENTAL CORP       OTC IS            125141101   1178  297500      SH       SOLE                 297500      0     0
CRUSADER ENERGY GROUP INC     OTC IS            228834107   1902  613500      SH       SOLE                 613500      0     0
ENCORE ACQUISITION            COMMON            29255W100   1253  30000       SH       SOLE                 30000       0     0
FRONTIER OIL CORP             COMMON            35914P105   3224  175000      SH       SOLE                 175000      0     0
I-FLOW CORP NEW               OTC IS            449520303   3415  366800      SH       SOLE                 366800      0     0
INTERWOVEN INC                OTC IS            46114T508   3960  280479      SH       SOLE                 280479      0     0
INVERNESS MED TECHNOLOGY INC  COMMON            46126P106   6000  200000      SH       SOLE                 200000      0     0
IPASS INC                     OTC IS            46261V108   1152  533300      SH       SOLE                 533300      0     0
NATIONAL COAL CORP            OTC IS            632381208   2354  450000      SH       SOLE                 450000      0     0
NII HOLDINGS INC              OTC IS            62913F201   1896  50000       SH       SOLE                 50000       0     0
OYO GEOSPACE                  OTC IS            671074102   1768  45000       SH       SOLE                 45000       0     0
PALADIN RESOURCES LTD         OTC IS            Q7264T104   2790  900000      SH       SOLE                 900000      0     0
PEDIATRIX MEDICAL GROUP       COMMON            705324101   5015  93000       SH       SOLE                 93000       0     0
PENN OCTANE CORP.             OTC IS            707573101   36    15500       SH       SOLE                 15500       0     0
PETROHAWK ENERGY CORPORATION  COMMON            716495106   4458  206100      SH       SOLE                 206100      0     0
QUICKSILVER RESOURCES         COMMON            74837R104   1963  100000      SH       SOLE                 100000      0     0
QUIDEL CORP.                  OTC IS            74838J101   1641  100000      SH       SOLE                 100000      0     0
RADNET INC                    OTC IS            750491102   2556  637500      SH       SOLE                 637500      0     0
SUN HEALTHCARE GROUP INC.     OTC IS            866933401   8246  562500      SH       SOLE                 562500      0     0
TENET HEALTHCARE/NATL MEDICAL COMMON            88033G100   5917  1066200     SH       SOLE                 1066200     0     0
    Page Column Totals                                      79053